Distribution of Profit - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Dividends paid on common stock	¥ 0	¥ 0	¥ 0
Distributable reserves	¥ 0	¥ 0